Auditor's remuneration and Research and development expenditures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Research and development expense	$ 348.0	$ 311.0	$ 308.0
Statoil operated licences
Disclosure of operating segments [line items]
Audit fees and audit related fees	$ 0.5	$ 0.5	$ 0.6